UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:       811-8002
                                      ------------------------

                    JAPAN SMALLER CAPITALIZATION FUND, INC.
   -----------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                          Two World Financial Center
                            Building B, 22nd Floor
                         New York, New York 10281-1712
   -----------------------------------------------------------------------
                   (Address of principal executive offices)

                                Yasushi Suzuki
                    Japan Smaller Capitalization Fund, Inc.
                          Two World Financial Center
                            Building B, 22nd Floor
                         New York, New York 10281-1712
   -----------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 833-0018
                                                    --------------

Date of fiscal year end:       February 28, 2005
                         ---------------------------

Date of reporting period:      September 1, 2004 - November 30, 2004
                          ----------------------------------------------

Item 1.  Schedule of Investments

                                               JAPAN SMALLER CAPITALIZATION FUND, INC.
                                                       SCHEDULE OF INVESTMENTS
                                                IN SECURITIES OF UNAFILIATED ISSUERS
                                                          NOVEMBER 30, 2004
                                                                                                                              % of
                                                                                                  Market        Unrealized    Net
                                                                           Shares    Cost         Value         Gain/Loss     Assets
                                                                           ------    ----         -----         ---------     ------
COMMON STOCKS
Automotive Equipment and Parts
Calsonic Kansei Corporation...........................................    240,000    $1,716,350   $1,644,505     ($71,845)       1.0
 Radiators, mufflers and air conditioning systems
F.C.C. Co., Ltd.......................................................     10,000       319,835      313,045       (6,790)       0.2
 Clutches and facings
Futaba Industrial Co., Ltd............................................    142,200     2,430,898    2,302,929     (127,969)       1.3
 Mufflers and exhaust manifolds
Musashi Seimitsu Industry Co., Ltd....................................    140,200     1,309,411    3,145,599    1,836,188        1.8
 Ball joints, camshafts and gears
Nippon Cable Systems Inc..............................................     89,700       860,500    1,197,971      337,471        0.7
 Control cables
Nippon Piston Ring Co., Ltd...........................................    537,000     1,030,113    1,144,989      114,876        0.7
 Internal combustion engine parts
Nissin Kogyo Co., Ltd.................................................     58,000     1,292,736    1,703,237      410,501        1.0
 Brake systems
Nittan Valve Co, Ltd..................................................    312,000     1,970,426    1,920,140      (50,286)       1.1
 Engine valves
U-Shin, Ltd...........................................................    212,000     1,515,104    1,471,138      (43,966)       0.9
                                                                                      ---------    ---------      --------       ---
 Door locks
Total Automotive Equipment and Parts..............................................   12,445,373   14,843,553    2,398,180        8.7
                                                                                     ----------   ----------    ---------        ---

Banks and Finance
The Bank of Fukuoka, Ltd. ............................................    300,000     1,538,430    1,898,624      360,194        1.1
 Deposits, loans and exchange transactions
The Hiroshima Bank, Ltd...............................................    405,000     1,797,490    1,986,141      188,651        1.2
 General banking services
The Hyakugo Bank, Ltd.................................................    205,000     1,145,336    1,170,236       24,900        0.7
 General banking services
IBJ Leasing Company, Limited..........................................     51,800       860,799      853,460       (7,339)       0.5
 Leases general machinery, aircrafts and computer
Kansai Urban Banking Corporation......................................    729,000     1,261,260    1,356,542       95,282        0.8
 General banking services
Okasan Holdings, Inc. ................................................    221,000     1,455,508    1,175,896     (279,612)       0.7
 Financial services
Ricoh Leasing Co., Ltd. ..............................................    122,000     2,833,867    3,074,239      240,372        1.8
 Credit sales and leasing
Sanyo Shinpan Finance Co., Ltd........................................     45,700     2,525,721    2,936,528      410,807        1.7
 Consumer financing
Yamanashi Chuo Bank, Ltd..............................................     70,000       406,460      411,126        4,666        0.2
                                                                                        -------      -------        -----        ---
 Commercial banking services
Total Banks and Finance...........................................................   13,824,871   14,862,792    1,037,921        8.7
                                                                                     ----------   ----------    ---------        ---

Chemicals and Pharmaceuticals
Arisawa Manufacturing Co., Ltd........................................    104,900     2,407,519    4,371,680    1,964,161        2.6
 Glassfibers and insulating resins
C. Uyemura & Co., Ltd.................................................    140,000     2,318,000    4,206,242    1,888,242        2.5
 Chemicals
Hisamitsu Pharmaceutical Co., Inc.....................................    177,000     3,186,383    3,218,182       31,799        1.9
 Pharmaceutical products
Shizuokagas Co., Ltd..................................................    396,000     1,147,819    1,604,264      456,445        0.9
 Natural gas supplier
T & K Toka Co., Ltd...................................................     85,400     1,368,137    1,804,342      436,205        1.0
                                                                                      ---------    ---------      -------        ---
 Ink for printing
Total Chemicals and Pharmaceuticals...............................................   10,427,858   15,204,710    4,776,852        8.9
                                                                                     ----------   ----------    ---------        ---

Electric
Mirai Industry Co., Ltd...............................................    261,000     2,586,427    1,973,057     (613,370)       1.1
                                                                                      ---------    ---------     ---------       ---
 Plastic molded electric materials
Total Electric....................................................................    2,586,427    1,973,057     (613,370)       1.1
                                                                                      ---------    ---------     ---------       ---


                                               JAPAN SMALLER CAPITALIZATION FUND, INC.
                                                       SCHEDULE OF INVESTMENTS
                                                IN SECURITIES OF UNAFILIATED ISSUERS
                                                          NOVEMBER 30, 2004
                                                                                                                              % of
                                                                                                  Market        Unrealized    Net
                                                                           Shares    Cost         Value         Gain/Loss     Assets
                                                                           ------    ----         -----         ---------     ------
Electronics
Chiyoda Integre Co., Ltd..............................................    116,520    $1,320,898   $2,235,991     $915,093        1.3
 Electronic components
Cosel Co., Ltd........................................................     76,500     1,986,521    1,812,779     (173,742)       1.1
 Electrical machinery
Dainippon Screen Mfg. Co., Ltd........................................    338,000     1,499,003    1,844,292      345,289        1.1
 Electronic components
Fuji Electric Industry Co., Ltd.......................................     35,400       372,233      276,530      (95,703)       0.2
 Electronic parts
Fukuda Denshi Co., Ltd................................................     27,000       656,971      871,390      214,419        0.5
 Medical electronic equipment
Kuroda Electric Co., Ltd..............................................    121,400       738,396    2,635,550    1,897,154        1.5
 Materials and components
Meiko Electronics Co., Ltd............................................     44,800     1,031,157    1,059,430       28,273        0.6
 Printed circuit boards
Mimasu Semiconductor Industry Co., Ltd................................     39,300       628,084      525,244     (102,840)       0.3
 Semiconductor materials
Shinko Electric Industries Co., Ltd...................................     36,300       922,839      978,038       55,199        0.6
 Semiconductor packages
Sumisho Electronics Co., Ltd..........................................     71,200       923,917      779,764     (144,153)       0.5
 Office systems
Toshiba Tec Corp......................................................    190,000       784,020      845,222       61,202        0.5
                                                                                        -------      -------       ------        ---
 Electronic equipment manufacturing
Total Electronics.................................................................   10,864,039   13,864,230    3,000,191        8.2
                                                                                     ----------   ----------    ---------        ---

Food Manufacturing
Arcs Co., Ltd.........................................................     59,480       409,964      709,632      299,668        0.4
 Supermarket chain
Ariake Japan Co., Ltd.................................................     50,083     1,021,687    1,208,632      186,945        0.7
 Natural seasonings
Kakiyasu Honten Co., Ltd..............................................     57,800       487,630      817,872      330,242        0.5
 Processed meat products, fresh meats, and side dishes
Nippon Flour Mills Co., Ltd...........................................    302,000     1,366,704    1,314,189      (52,515)       0.8
 Flour and grain
Ozeki Co., Ltd........................................................     24,000     1,132,929      548,944     (583,985)       0.3
 Supermarket chain
Plenus Co., Ltd.......................................................     51,560     1,301,087    1,459,151      158,064        0.9
 Japanese lunch-boxes
Q'sai Co., Ltd........................................................    132,000       589,888    1,315,139      725,251        0.8
                                                                                        -------    ---------      -------        ---
 Frozen and processed foods and juice drinks
Total Food Manufacturing..........................................................    6,309,889    7,373,559    1,063,670        4.3
                                                                                      ---------    ---------    ---------        ---

Information and Software
Argo Graphics Inc.....................................................     72,000       896,182    1,918,977    1,022,795        1.1
 Computer aided design software
Kyowa Exeo Corporation................................................    107,000       868,003      942,654       74,651        0.6
 Designs, constructs, maintains communication and electrical facilities
Netmarks Inc..........................................................        290       806,554      930,316      123,762        0.6
 Designing, developing, and building network systems
Net One Systems Co., Ltd..............................................        436     1,673,709    1,778,988      105,279        1.0
 Designs, installs, maintains, and sells computer network systems
Total Information and Software....................................................    4,244,448    5,570,935    1,326,487        3.3
                                                                                      ---------    ---------    ---------        ---

Iron and Steel
Mitsubishi Steel Mfg. Co., Ltd........................................    660,000       942,060      991,471       49,411        0.6
 Steel producers
Nisshin Steel Co., Ltd................................................  1,080,000     2,289,795    2,574,918      285,123        1.5
 Steel producers
Tokyo Steel Manufacturing Co., Ltd....................................    135,000     2,226,541    2,199,408      (27,133)       1.3
 Electrical furnace steel producer
Yamato Kogyo Co., Ltd.................................................    252,000     3,361,820    3,385,075       23,255        2.0
                                                                                      ---------    ---------       ------        ---
 Steel producers
Total Iron and Steel..............................................................    8,820,216    9,150,872      330,656        5.4
                                                                                      ---------    ---------      -------        ---


                                               JAPAN SMALLER CAPITALIZATION FUND, INC.
                                                       SCHEDULE OF INVESTMENTS
                                                IN SECURITIES OF UNAFILIATED ISSUERS
                                                          NOVEMBER 30, 2004
                                                                                                                              % of
                                                                                                  Market        Unrealized    Net
                                                                           Shares    Cost         Value         Gain/Loss     Assets
                                                                           ------    ----         -----         ---------     ------
Machinery and Machine Tools
CKD Corporation.......................................................     75,000      $429,945     $441,219      $11,274        0.3
 Pneumatic equipment and control devices
Makino Milling Machine Co., Ltd.......................................    232,000     1,259,864    1,250,165       (9,699)       0.7
 Industrial machinery
Nachi-Fujikoshi Corp..................................................    720,000     2,069,087    1,884,086     (185,001)       1.1
 Manufactures bearings
Organo Corporation....................................................    107,000       562,670      522,659      (40,011)       0.3
 Water treatment equipment
Shimadzu Corporation..................................................    349,000     1,845,317    1,955,049      109,732        1.2
 Precision tools and equipment
Tsubaki Nakashima Co., Ltd............................................    141,500     1,755,612    1,741,665      (13,947)       1.0
 Bearing balls, blowers and precision ball screws
Yamazen Corporation...................................................    502,000     1,531,825    1,542,295       10,470        0.9
                                                                                      ---------    ---------       ------        ---
 Machinery and tools
Total Machinery and Machine Tools.................................................    9,454,320    9,337,138     (117,182)       5.5
                                                                                      ---------    ---------     ---------       ---

Miscellaneous Manufacturing
Central Glass Co., Ltd................................................    200,000     1,075,656    1,362,667      287,011        0.8
 Glass products
Daio Paper Corporation................................................     90,000       886,901      812,076      (74,825)       0.5
 Paper, pulp, and paperboard
Dowa Mining Co., Ltd..................................................    340,000     2,130,463    2,211,087       80,624        1.3
 Produces various metal-related products
Dynic Corporation +...................................................    339,000     1,090,970    1,317,494      226,524        0.8
 Bookbinding cloth
Hitachi Construction Machinery Co., Ltd...............................    133,400     1,605,873    1,652,309       46,436        1.0
 Manufactures construction machinery
JSP Corporation.......................................................    174,000     2,348,450    1,949,448     (399,002)       1.1
 Polystyrene products
Kansai Paint Co., Ltd.................................................    385,000     2,401,554    2,320,896      (80,658)       1.4
 Manufactures and sells a wide range of paints
Kitagawa Industries Co., Ltd..........................................     26,400       380,394      429,851       49,457        0.2
 Metal products and fasteners
Mani, Inc.............................................................     79,800     1,378,387    3,078,155    1,699,768        1.8
 Medical goods and equipment
Mizuno Corporation....................................................    184,000       670,619      768,599       97,980        0.5
 Sporting goods
Nichiha Corporation...................................................     64,600       575,333                   329,994        0.5
 Ceramic exterior walls and fiber boards                                                             905,327
Nippon Kodoshi Corp...................................................    188,000     2,839,396    1,585,191   (1,254,205)       0.9
 Paper for electric insulation
Riso Kagaku Corporation...............................................     38,600     1,486,517    1,567,494       80,977        0.9
 Printing and copying machines
Sanei-International Co., Ltd..........................................     44,000     1,597,898    1,475,480     (122,418)       0.9
 Fashion apparel
Secom Techno Service Co., Ltd.........................................     36,000       964,967    1,413,065      448,098        0.8
 Security systems, provides maintenance service
SK Kaken Co., Ltd.....................................................     54,500     1,291,387    1,901,531      610,144        1.1
 Paints
Total Miscellaneous Manufacturing.................................................   22,724,765   24,750,670    2,025,905       14.5
                                                                                     ----------   ----------    ---------       ----
Oil and Gas
Cosmo Oil Company, Ltd................................................    297,000       836,700      860,661       23,961        0.5
                                                                                        -------      -------       ------        ---
 Domestic crude oil refiner


                                               JAPAN SMALLER CAPITALIZATION FUND, INC.
                                                       SCHEDULE OF INVESTMENTS
                                                IN SECURITIES OF UNAFILIATED ISSUERS
                                                          NOVEMBER 30, 2004
                                                                                                                              % of
                                                                                                  Market        Unrealized    Net
                                                                           Shares    Cost         Value         Gain/Loss     Assets
                                                                           ------    ----         -----         ---------     ------
Real Estate and Warehouse
Daibiru Corporation....................................................   138,000      $938,730     $942,915       $4,185        0.6
 Leases office buildings, apartments and hotels
Leopalace21 Corporation................................................    18,000       190,703      295,871      105,168        0.2
 Builds, repairs, sells, leases and manages real estate properties
Recrm Research Co., Ltd................................................     1,725     2,292,680    2,608,064      315,384        1.5
                                                                                      ---------    ---------      -------        ---
   Building management
Total Real Estate and Warehouse...................................................    3,422,113    3,846,850      424,737        2.3
                                                                                      ---------    ---------      -------        ---

Restaurants
Colowide Co., Ltd......................................................    49,000       578,445      529,986      (48,459)       0.3
 Japanese style pub restaurant chain
Saint Marc Co., Ltd....................................................    54,100     1,793,379    2,244,117      450,738        1.3
 Restaurants and bakery shop chain
Y's Table Corporation +................................................       137       613,336      519,161      (94,175)       0.3
                                                                                        -------      -------      --------       ---
 Operates a variety of restaurants
Total Restaurants.................................................................    2,985,160    3,293,264      308,104        1.9
                                                                                      ---------    ---------      -------        ---

Retail
Art Vivant Co., Ltd. ..................................................    91,200      $731,495     $777,825      $46,330        0.4
 Arts and crafts
Askul Corporation......................................................     7,100       365,504      454,158       88,654        0.3
 Catalog shopping
Cawachi Limited........................................................    40,300     1,121,428    1,714,644      593,216        1.0
 Drug store chain
Kitamura Co., Ltd......................................................   122,000       999,328      987,304      (12,024)       0.6
 Consumer electronic
Meganesuper Co., Ltd...................................................   182,760     2,597,236    3,383,132      785,896        2.0
 Eye glasses chain
USS Co., Ltd...........................................................     4,990       119,225      444,448      325,223        0.2
 Automobile auction
Village Vanguard Co., Ltd.+ ...........................................       225     1,717,338    1,853,557      136,219        1.1
 Books, cd's, videos and office supplies
Xebio Co., Ltd. .......................................................    60,400     1,664,697    1,826,400      161,703        1.1
                                                                                      ---------    ---------      -------        ---
 Sporting goods
Total Retail......................................................................    9,316,251   11,441,468    2,125,217        6.7
                                                                                      ---------   ----------    ---------        ---

Services
Alps Logistics Co., Ltd................................................    89,000       625,430    1,992,537    1,367,107        1.2
 Transportation
Daiwa Logistics Co., Ltd...............................................    31,000       234,815      261,388       26,573        0.2
 Transports housing materials and builidng steel frames
Fullcast Co., Ltd......................................................       848       870,164    2,243,691    1,373,527        1.3
 Human resources
Hitachi Transport System, Ltd..........................................    98,000       739,446      822,524       83,078        0.5
 Freight truck and marine transportation
Maeda Road Construction Co., Ltd.......................................    98,000       690,157      719,946       29,789        0.4
 Constructs highways, runways, and harbor facilities
Nissin Healthcare Food Service Co., Ltd................................    91,100     1,114,206    1,677,554      563,348        0.9
 Nursing home caterer
Nova Corporation.......................................................   101,000       605,049      879,027      273,978        0.5
 Language instruction courses
Obayashi Corporation...................................................   322,000     1,622,900    1,997,286      374,386        1.2
 General contractor
Okinawa Cellular Telephone Company.....................................       439     2,021,412    1,710,389     (311,023)       1.0
 Cellular and car phone services
Sumisho Auto Leasing Corporation.......................................    56,400     2,106,648    2,514,441      407,793        1.5
 Auto leasing and maintenance
TIS Inc................................................................    72,000     2,535,064    3,042,450      507,386        1.8
 Integrated system service
TKC Corporation........................................................    26,100       433,063      407,765      (25,298)       0.2
 Consulting services
Toei Animation Co., Ltd................................................    30,300     1,542,853    1,236,315     (306,538)       0.7
 Animated cartoon movies production


                                               JAPAN SMALLER CAPITALIZATION FUND, INC.
                                                       SCHEDULE OF INVESTMENTS
                                                IN SECURITIES OF UNAFILIATED ISSUERS
                                                          NOVEMBER 30, 2004
                                                                                                                              % of
                                                                                                  Market        Unrealized    Net
                                                                           Shares    Cost         Value         Gain/Loss     Assets
                                                                           ------    ----         -----         ---------     ------
Services (cont'd)
Tohokushinsha Film Corporation.........................................    79,800    $1,254,729   $1,964,450     $709,721        1.2
 Produces tv programs, movies and commercial films
Tow Co., Ltd...........................................................    73,300       493,331      441,874      (51,457)       0.3
 Entertainment
Yusen Air & Sea Service Co., Ltd.......................................    80,600     2,465,563    2,694,999      229,436        1.6
                                                                                      ---------    ---------      -------        ---
 Domestic and international air freight forwarding
Total Services....................................................................   19,354,830   24,606,636    5,251,806       14.5
                                                                                     ----------   ----------    ---------       ----

Textiles and Apparel
United Arrows Limited..................................................    12,600       200,576      290,027       89,451        0.2
 Casual clothes
Workman Co., Ltd.......................................................    68,000     1,229,140    1,436,712      207,572        0.8
 Uniforms
World Co., Ltd.........................................................    44,200     1,377,242    1,559,294      182,052        0.9
                                                                                      ---------    ---------      -------        ---
 Apparel manufacturers
Total Textiles and Apparel........................................................    2,806,958    3,286,033      479,075        1.9
                                                                                      ---------    ---------      -------        ---


Wholesale
Kato Sangyo Co., Ltd...................................................    25,000       233,967      325,887       91,920        0.2
 Processed foods
Kondotec, Inc..........................................................   156,000     1,011,962    1,179,298      167,336        0.7
 Construction materials
Toba, Inc..............................................................    15,000       142,260      232,603       90,343        0.1
 Trading company for control systems
Toshin Denki Co., Ltd..................................................    62,600       789,850    1,140,609      350,759        0.7
 Lighting equipment and electrical engineering materials
Trusco Nakayama Corporation............................................    44,700       719,543      664,998      (54,545)       0.4
                                                                           ------       -------      -------      --------       ---
 Industrial machinery
Total Wholesale...................................................................    2,897,582    3,543,395      645,813        2.1
                                                                                      ---------    ---------      -------        ---

TOTAL INVESTMENTS IN COMMON STOCKS................................................  143,321,800  167,809,823   24,488,023       98.5
                                                                                    -----------  -----------   ----------       ----


                                                                         Principal                Market        Unrealized    Net
                                                                           Amount    Cost         Value         Gain or Loss  Assets
                                                                           ------    ----         -----         ------------  ------
INVESTMENTS IN FOREIGN CURRENCY
Hong Kong Shanghai Bank- Tokyo
  Non- interest bearing account.................... JPY 218,094,351                   2,123,851    2,113,727      (10,124)*      1.2
                                                                                      ---------    ---------      ---------      ---
TOTAL INVESTMENTS IN FOREIGN CURRENCY.............................................    2,123,851    2,113,727      (10,124)       1.2
                                                                                      ---------    ---------      --------      ---
TOTAL INVESTMENTS ................................................................  145,445,651  169,923,550   24,477,899       99.7
                                                                                    -----------  -----------   ----------      ---

OTHER ASSETS LESS LIABILITIES, NET......................................                             469,880                    0.3
                                                                                                     -------                    ---

NET ASSETS..............................................................                        $170,393,430                   100.0
                                                                                                ============                   =====

 + Non-Income Producing Security
 * Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $29,952,556. Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $5,464,533.

   Portfolio securities and foreign currency holdings were translated at the following exchange rate as of November 30, 2004.

Item 2.  Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

(a) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAPAN SMALLER CAPITALIZATION FUND, INC.



By:     /s/ Yasushi Suzuki
        Yasushi Suzuki, President
        (Principal Executive Officer)

Date:   January 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




By:     /s/ Rita Chopra-Brathwaite
        Rita Chopra-Brathwaite, Treasurer
        (Principal Financial Officer)

Date:   January 21, 2005